Other Income and Expenses	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other Income and Expenses
27.	Other Income and Expenses

For the years ended December 31, these items include the following:

In thousands of soles	2021	2022	2023
Other income:
Insurance compensation	3,728	209	9,942
Sale of assets	9,618	11,274	9,816
Recovery of provisions and impairments	6,070	2,067	6,190
Penalty income	1,883	4,715	1,011
Supplier debt forgiveness	-	5,244	407
Change in contract of the call option (a)	70,322	3,706	-
Fee adjustments for right of use	1,129	3,678	2,883
Other	4,464	4,346	7,303
	97,214	35,239	37,552
Other expenses:
Net cost of fixed assets disposal	7,794	8,137	7,470
Administrative sanctions and legal processes (b)	61,252	18,265	9,912
Civil compensation recognized from the Agreement (note 21.a)	-	258,267	249
Disposal of property, plant and equipment	3,764	4,137	624
Asset impairment (c)	20,371	26,211	2
Renegotiation of contract with suppliers	176	6,356	-
Valuation of well abandonment	7,211	-	-
Other	1,123	4,480	5,590
	101,691	325,853	23,847
Other income and expenses	(4,477)	(290,614)	13,705

(a)	As of December 31, 2021, the subsidiary Cumbra Peru S.A. renegotiated the terms of the put option arrangement signed with the minor shareholder Morelco S.A.S. at the acquisition of asset. This renegotiation ended with the signature of a new acquisition agreement for US$ 15.4 million, superseding the original put option arrangement. Therefore, the Company recognized S/ 70.3 million in “Other income – Change in contract of the call option” in 2021. Also, there was a prepayment discount of S/ 3.7 million in 2022.

(b)	As of December 31, 2023, corresponds to: i) Penalty imposed to Cumbra Peru by INDECOPI´s Technical Secretariat for S/ 4 million. ii) Tax penalties for S/ 5.2 million (AENZA S.A.A. for S/ 0.5 million, Cumbra Peru S.A. for S/ 3.2 million, Cumbra Ingenieria S.A. for S/ 1.1 million, and others for S/ 0.4 million); iii) Penalty imposed by OSITRAN to Tren Urbano de Lima S.A. for S/ 0.5 million; iv). Provision of labor proceedings of Cumbra Peru S.A. amounting to S/ 0.2 million.

As of December 31, 2022, mainly corresponds to: i) Penalty imposed to Cumbra Peru by INDECOPI´s Technical Secretariat for S/ 0.3 million. ii) Income tax penalties for S/ 13.1 million (AENZA S.A.A. for S/ 1 million, Cumbra Peru S.A. for S/ 7.4 million and Cumbra Ingenieria S.A. for S/ 4.7 million); iii) Penalty imposed by OSITRAN to Tren Urbano de Lima S.A. for S/ 3.2 million; iv) Provision of labor proceedings of subsidiary Red Vial 5 S.A. amounting to S/ 1.6 million.

(c)	As of December 31, 2021, mainly corresponds to the penalty imposed by INDECOPI’s Technical Secretariat to Cumbra Peru S.A. for S/ 28.1 million and Unna Transporte S.A.C. for S/ 2.4 million (note 21.a); additionally, income tax penalties in AENZA S.A.A. for S/ 18.2 million, Cumbra Peru S.A. for S/ 9.5 million and Cumbra Ingenieria S.A. for S/ 0.9 million.

(d)	As of December 31, 2023, corresponds to impairment of other accounts receivable of Viva Negocio Inmobiliario S.A.C. for S/ 2 thousands from Peru Piping Spools S.A.C.

As of December 31, 2022, corresponds to the impairment of investments of AENZA S.A.A. for S/ 14.8 million (note 14.a.ii), impairment of other accounts receivable of Viva Negocio Inmobiliario S.A.C. for S/8.1 million (S/ 5.8 million related to Ancon Project), impairment of intangible assets for S/3.1 million at Cumbra Peru mainly corresponding to Vial y Vives - DSD S.A. trademark for S/ 2.6 million and AENZA S.A.A. for S/ 0.5 million, other minor for S/0.2 million. As of December 31, 2021, it corresponds to the impairment of other accounts receivable for S/ 19.9 million, as a consequence of the financial obligation assumed by AENZA S.A.A. in favor of Adexus S.A.